Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Intangible Assets
Intangibles assets, beginning balance	$ 1,286	$ 1,891
Amortization for the year	(303)	(605)
Intangibles assets, ending balance	983	1,286
Above Market Value Of Time Charter [Member] | Tordis Knutsen
Intangible Assets
Intangibles assets, beginning balance	608	911
Amortization for the year	(152)	(303)
Intangibles assets, ending balance	456	608
Above Market Value Of Time Charter [Member] | Vigdis Knutsen
Intangible Assets
Intangibles assets, beginning balance	678	980
Amortization for the year	(151)	(302)
Intangibles assets, ending balance	$ 527	$ 678